Loans and Financing	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Loans and Financing
19.	LOANS AND FINANCING
See accounting policy in Note 2.3.3.

		Contractual	Effective
	Currency	interest rate - %	interest rate - %	Maturity			12.31.2023	12.31.2022

Guaranteed Notes	US$	5.70% p.a.	7.29% p.a.	2023			—	204.9
		5.05% p.a.	5.14% p.a.	2025	(i	)	—	957.0
		5.40% p.a.	5.45% p.a.	2027	(i	)	532.9	744.9
		6.95% p.a.	7.13% p.a.	2028	(i	)	491.2	729.5
		7.00% p.a.	7.18% p.a.	2030	(ii	)	760.3	—
Working capital	US$	4.35% p.a. to 4.50% p.a.	4.35% p.a. to 4.50% p.a.	2030			25.2	24.4
		Libor 1M + 1.30% p.a.	Libor 1M + 1.30 % p.a.	2023			—	8.4
		SOFR 6M + 0.75% p.a.	SOFR 6M + 3.02% p.a.	2029			44.1	57.1
		SOFR 6M + 0.75% p.a.	SOFR 6M + 3.02% p.a.	2030			13.5	—
		SOFR 6M + 0.50% p.a.	SOFR 6M + 3.24% p.a.	2025			22.4	—
		SOFR 6M + 2.60% p.a.	SOFR 6M + 2.60% p.a.	2027			102.4	101.9
	Euro	Euribor 1M + 1.40% p.a.	Euribor 1M + 1.40% p.a.	2024			2.9	1.1
		Euribor 12M + 1.31% p.a	Euribor 12M + 1.31% p.a	2026			2.3	4.4
		4.78% p.a. to 5.53% p.a.	4.78% p.a. to 5.53% p.a.	2024			30.7	26.9
Export financing	US$	5.43% p.a.	5.43% p.a.	2027			401.0	—
		Libor 3 M +1.76% p.a.	Libor 3 M +1.76% p.a.	2023			—	301.3
		SOFR 12M + 1.77% p.a.	SOFR 12 M + 1.89% p.a.	2028			165.8	—
		4.99% p.a.	5.84% p.a.	2028			30.5	—
		5.44 % p.a.	6.29 % p.a.	2028			170.0	—
		5.92 % p.a.	6.15 % p.a.	2026			30.5	—
Property, plant and equipment	US$	SIFMA	SIFMA	2035			20.5	21.1
Projects		5.64% p.a. a 5.77% p.a	5.91% p.a. to 6.05% p.a.	2035			12.7	—
Others		10.5% p.a.	10.5% p.a.	2028			10.0	10.0
							2,868.9	3,192.9

Working capital	R$	CDI + 2.60% p.a.	CDI + 2.60% p.a.	2026			4.3	4.0
								—
Projects	R$	3.50% p.a.	3.50% p.a.	2023			—	6.3
		4.55% p.a.	4.66% p.a.	2035			13.2	—

							17.5	10.3

Total							2,886.4	3,203.2

Current							127.1	308.5
Non-current							2,759.3	2,894.7

(i)
In June 2023, the Company initiated a public offer to repurchase outstanding notes remunerated at 5.05% p.a. and maturity in 2025, issued by Embraer Netherlands Finance B.V. The public offering was closed with the receipt of valid offers totaling US$ 536.2 and payment made in July 2023.

In July 2023
, the Company announced a repurchase offer to acquire the outstanding notes maturing in 2025, 2027 and 2028 and yielding
5.05
% p.a.,
5.40
% p.a. and
6.95
% p.a., respectively.
In August 2023, the anticipated result of the offer was announced, consisting of the receipt of valid offers totaling US$
39.1
, US$
204.3
, and US$
189.3
for notes 2025, 2027 and 2028, respectively. Payment was made on August 10, 2023. In the same month, the Company finalized the offer with the additional redemption of US$
7.9
, US$
1.6
, and US$
0.4
for notes 2025, 2027 and 2028, respectively.

Still in August 2023, the Company announced the total repurchase of notes in circulation due in 2025, in the amount of US$
369.6
, leaving no further obligation of the Company towards the investor. Payment was made in September 2023.

(ii)
In July 2023, Embraer Netherlands Finance B.V. raised funds through the issuance of guaranteed bonds in the amount of US$
750.0
and due on July 28, 2030. The operation is fully and unconditionally guaranteed by the Company.

As of December 31, 2023, the maturity schedule for loans and financing classified as non-current
is:

2025	27.5
2026	47.2
2027	1,035.7
2028	861.0
After 2028	787.9

2,759.3

19.1 Interest and guarantees
As a guarantee for part of the Company’s financing, properties, improvements, machinery, equipment, and bank guarantees were offered in the total amount of US$
799.8
(2022: US$
470.8
). For the financing of subsidiaries, guarantees were created in the form of financial guarantees and endorsement from
Embraer S.A.,

which totaled the amount of US$
1,998.9
(2022: US$
3,107.7
).
19.2 Restrictive clauses
Loans and financing contracts are subject to restrictive clauses and include restrictions on the creation of new liens on assets, significant changes in the Company’s share control and significant sale of assets.
The financing contract signed between the Company and BNDES, in December 2022, has a restrictive financial covenant. As of December 31, 2023, the Company was in compliance with the restrictive clause and the next mandatory measurement of the indicator will be done at the end of 2024.